Summary of significant accounting policies - Prepayments (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Summary of significant accounting policies
Impairment loss of prepayments	$ 513,254	$ 0	$ 117,000